Business Combinations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Business Combinations [Line Items]
Goodwill	$ 8,846,867
Business Combination [Member]
Business Combinations [Line Items]
Total purchase	$ 17,374,118
Zhongrun [Member]
Business Combinations [Line Items]
Ownership percentage		75.00%
Chuangying [Member]
Business Combinations [Line Items]
Ownership percentage		100.00%